ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2012, 2013 and 2014 are as follows:

	Number of shares
	2012	2013	2014
Beginning balance	1,102,458,460	1,102,544,220	1,248,714,760
Exercise of stock options	77,000	499,000	804,300
Conversion of convertible bonds	8,760	145,671,540	73,258,568

Ending balance	1,102,544,220	1,248,714,760	1,322,777,628